N-4	Aug. 20, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Aug. 20, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Effective June 30, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

●	All references to the subadvisor name SSGA Funds Management will change to SSIM, defined as “State Street Investment Management,” Funds Management, Inc.

All other references in the prospectus to SSGA Funds Management will be SSIM Funds Management, Inc.

Variable Option [Line Items]
Prospectuses Available [Text Block]	Effective June 30, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:
Portfolio Company Subadviser [Text Block]	SSIM Funds Management, Inc.